Commitments and Contingencies	3 Months Ended
Mar. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 6 – COMMITMENTS AND CONTINGENCIES

On February 9, 2017, the Company executed an operating lease agreement for its principal office with the lease commencing February 10, 2017 and terminating on February 28, 2018. The Company agreed to pay a monthly rent of $289 and paid a security deposit of $578 on February 9, 2017 upon the execution of the lease. Future minimum lease commitments of the Company are as follows:

Amount
For the years ending December 31,
2017	$2,601
2018	578
Total	$3,179

The Company recorded the rent expense of $495 for the three months ended March 31, 2017.

Legal Costs and Contingencies

In the normal course of business, the Company incurs costs to hire and retain external legal counsel to advise it on regulatory, litigation and other matters. The Company expenses these costs as the related services are received.

If a loss is considered probable and the amount can be reasonable estimated, the Company recognizes an expense for the estimated loss. If the Company has the potential to recover a portion of the estimated loss from a third party, the Company makes a separate assessment of recoverability and reduces the estimated loss if recovery is also deemed probable.